Related-Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Related party [Abstract]
Summary of Joint Operations
The Company also conducted its business through the following significant joint operations.

Name	Ownership Interests	Jurisdiction
Stantec-Bonatti, a Joint Venture	85%	Canada
Stantec/SG Joint Venture	65%	United States
Starr ll, a Joint Venture	47%	United States
Stantec/GHD	46%	Australia
SFP Joint Venture	10%	Australia

Transactions with Joint Ventures	The following table provides the total dollar amount for transactions that have been entered into with related parties.

	For the year ended December 31, 2020			For the year ended December 31, 2019
	Sales to Related Parties $	Distributions Paid $	Amounts Owed by Related Parties $	Sales to Related Parties $	Distributions Paid $	Amounts Owed by Related Parties $
Joint ventures	33.4	2.5	4.3	40.2	0.9	8.9

Compensation of Key Management Personnel and Directors of the Company

	For the year ended December 31,
	2020	2019
	$	$
Salaries and other short-term employment benefits	11.0	11.0
Directors’ fees	0.8	0.8
Share-based compensation	8.1	8.3
Total compensation	19.9	20.1